United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | IVFAX	C | IVFCX	Institutional | IVFIX	R6 | IVFLX

Federated International Strategic Value Dividend Fund
Fund Established 2008

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	32.7%
Canada	19.6%
France	12.5%
Italy	5.7%
Germany	3.8%
Singapore	3.6%
Japan	3.5%
Sweden	3.2%
Australia	3.1%
Brazil	2.0%
Spain	1.8%
Mexico	1.7%
United States	1.7%
Switzerland	1.0%
Finland	1.0%
Norway	1.0%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities—Net[3]	1.4%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2018, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Telecommunication Services	18.3%
Utilities	17.7%
Financials	17.1%
Consumer Staples	13.8%
Health Care	13.1%
Energy	11.8%
Industrials	4.6%
Materials	1.1%
Consumer Discretionary	0.4%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities—Net[3]	1.4%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—97.9%
	Consumer Discretionary—0.4%
129,400	Shaw Communications, Inc., Class B	$2,604,766
	Consumer Staples—13.8%
1,387,835	Ambev SA, ADR	7,300,012
278,555	British American Tobacco PLC	14,329,480
875,356	Imperial Brands PLC	31,541,359
343,800	Japan Tobacco, Inc.	9,266,167
6,105,000	Kimberly-Clark de Mexico SAB de CV, ADR, Class A	10,214,461
124,985	Philip Morris International, Inc.	9,941,307
	TOTAL	82,592,786
	Energy—11.8%
2,363,069	BP PLC	18,109,251
451,450	Enbridge, Inc.	14,028,166
420,348	TOTAL SA	25,546,180
316,800	TransCanada Corp.	13,262,305
	TOTAL	70,945,902
	Financials—17.1%
300,750	Admiral Group PLC	7,699,308
59,325	Bank of Montreal	4,595,559
85,000	BNP Paribas SA	5,299,700
205,250	Canadian Imperial Bank of Commerce	17,919,405
78,891	Muenchener Rueckversicherungs-Gesellschaft AG	16,263,218
549,820	SCOR SE	20,354,986
762,100	Skandinaviska Enskilda Banken AB, Class A	6,870,290
120,000	Sumitomo Mitsui Financial Group, Inc.	4,956,048
597,183	Swedbank AB, Class A	12,420,451
21,255	Zurich Insurance Group AG	6,312,757
	TOTAL	102,691,722
	Health Care—13.1%
260,543	AstraZeneca PLC	19,017,585
1,136,168	GlaxoSmithKline PLC	23,018,456
208,000	Orion Oyj, Class B	6,149,913
310,521	Sanofi	23,821,374
360,000	Sonic Healthcare Ltd.	6,404,153
	TOTAL	78,411,481
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Industrials—4.6%
370,800	Autostrade SpA	$10,733,915
1,236,797	BAE Systems PLC	10,515,250
50,725	Siemens AG	6,616,060
	TOTAL	27,865,225
	Materials—1.1%
630,000	Amcor Ltd.	6,687,980
	Telecommunication Services—18.3%
591,000	BCE, Inc.	24,618,163
258,200	NTT DOCOMO, Inc.	6,674,500
8,896,835	Singapore Telecommunication Ltd.	21,746,142
377,975	Telef Brasil, ADR	4,554,599
301,155	Telenor ASA	6,202,367
447,100	Telus Corp.	15,720,568
11,928,818	Vodafone Group PLC	30,519,274
	TOTAL	110,035,613
	Utilities—17.7%
315,725	AGL Energy Ltd.	5,263,919
612,450	Emera, Inc.	19,130,206
183,600	Fortis, Inc.	5,866,534
1,924,820	Italgas SpA	10,026,513
2,002,482	National Grid PLC	22,135,957
557,300	Red Electrica Corp. SA	10,884,860
755,075	SSE PLC	13,727,233
2,538,975	Terna Rete Elettrica Nazionale SpA	13,438,099
580,626	United Utilities Group PLC	5,989,301
	TOTAL	106,462,622
	TOTAL COMMON STOCKS (IDENTIFIED COST $636,569,121)	588,298,097
	INVESTMENT COMPANY—0.7%
4,349,358	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[1] (IDENTIFIED COST $4,349,793)	4,349,793
	TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $640,918,914)[2]	592,647,890
	OTHER ASSETS AND LIABILITIES - NET—1.4%[3]	8,646,718
	TOTAL NET ASSETS—100%	$601,294,608
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2017	6,595,014
Purchases/Additions	103,819,414
Sales/Reductions	(106,065,070)
Balance of Shares Held 5/31/2018	4,349,358
Value	$4,349,793
Change in Unrealized Appreciation/Depreciation	$10
Net Realized Gain/(Loss)	$(1,248)
Dividend Income	$46,142
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$9,941,307	$—	$—	$9,941,307
International	139,814,745	438,542,045	—	578,356,790
Investment Company	4,349,793	—	—	4,349,793
TOTAL SECURITIES	$154,105,845	$438,542,045	$—	$592,647,890
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$3.75	$3.36	$3.63	$4.17	$4.21	$3.88
Income From Investment Operations:
Net investment income	0.10	0.14[1]	0.12[1]	0.13[1]	0.19[1]	0.15[1]
Net realized and unrealized gain (loss)	(0.33)	0.39	(0.28)	(0.52)	(0.03)	0.32
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	0.53	(0.16)	(0.39)	0.16	0.47
Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.11)	(0.13)	(0.20)	(0.14)
Distributions from net realized gain	—	—	—	(0.02)	(0.00)[2]	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.10)	(0.14)	(0.11)	(0.15)	(0.20)	(0.14)
Net Asset Value, End of Period	$3.42	$3.75	$3.36	$3.63	$4.17	$4.21
Total Return[3]	(6.28)%	16.00%	(4.66)%	(9.67)%	3.68%	12.25%
Ratios to Average Net Assets:
Net expenses	1.11%[4,5]	1.11%	1.11%[5]	1.10%[5]	1.11%	1.10%
Net investment income	4.95%[4]	3.75%	3.21%	3.28%	4.48%	3.70%
Expense waiver/reimbursement[6]	0.19%[4]	0.17%	0.14%	0.14%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,817	$154,565	$194,782	$229,755	$311,840	$263,210
Portfolio turnover	18%	18%	27%	39%	11%	14%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.11% for the six months ended May 31, 2018, and 1.11% and 1.10% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$3.72	$3.34	$3.61	$4.15	$4.19	$3.86
Income From Investment Operations:
Net investment income	0.07	0.11[1]	0.09[1]	0.10[1]	0.15[1]	0.12[1]
Net realized and unrealized gain (loss)	(0.32)	0.39	(0.28)	(0.52)	(0.02)	0.32
TOTAL FROM INVESTMENT OPERATIONS	(0.25)	0.50	(0.19)	(0.42)	0.13	0.44
Less Distributions:
Distributions from net investment income	(0.08)	(0.12)	(0.08)	(0.10)	(0.17)	(0.11)
Distributions from net realized gain on investments	—	—	—	(0.02)	(0.00)[2]	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.08)	(0.12)	(0.08)	(0.12)	(0.17)	(0.11)
Net Asset Value, End of Period	$3.39	$3.72	$3.34	$3.61	$4.15	$4.19
Total Return[3]	(6.68)%	14.99%	(5.27)%	(10.33)%	3.01%	11.57%
Ratios to Average Net Assets:
Net expenses	1.86%[4,5]	1.86%	1.85%[5]	1.85%[5]	1.86%	1.85%
Net investment income	4.23%[4]	3.05%	2.46%	2.54%	3.60%	3.00%
Expense waiver/reimbursement[6]	0.16%[4]	0.16%	0.14%	0.14%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,660	$89,502	$95,496	$114,801	$123,868	$77,421
Portfolio turnover	18%	18%	27%	39%	11%	14%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.86% for the six months ended May 31, 2018, and 1.85% and 1.85% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$3.75	$3.37	$3.63	$4.18	$4.22	$3.88
Income From Investment Operations:
Net investment income	0.10	0.15[1]	0.12[1]	0.14[1]	0.19[1]	0.16[1]
Net realized and unrealized gain (loss)	(0.33)	0.38	(0.27)	(0.53)	(0.02)	0.33
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	0.53	(0.15)	(0.39)	0.17	0.49
Less Distributions:
Distributions from net investment income	(0.10)	(0.15)	(0.11)	(0.14)	(0.21)	(0.15)
Distributions from net realized gain on investments	—	—	—	(0.02)	(0.00)[2]	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.10)	(0.15)	(0.11)	(0.16)	(0.21)	(0.15)
Net Asset Value, End of Period	$3.42	$3.75	$3.37	$3.63	$4.18	$4.22
Total Return[3]	(6.17)%	15.94%	(4.17)%	(9.67)%	3.91%	12.78%
Ratios to Average Net Assets:
Net expenses	0.86%[4,5]	0.86%	0.86%[5]	0.85%[5]	0.86%	0.85%
Net investment income	5.17%[4]	4.09%	3.39%	3.56%	4.52%	4.02%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.14%	0.14%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$396,158	$521,928	$538,267	$415,083	$522,221	$323,386
Portfolio turnover	18%	18%	27%	39%	11%	14%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.86% for the six months ended May 31, 2018, and 0.86% and 0.85% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Period Ended 11/30/2017[1]
Net Asset Value, Beginning of Period	$3.75	$3.48
Income From Investment Operations:
Net investment income	0.09	0.13[2]
Net realized and unrealized gain (loss)	(0.32)	0.27
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	0.40
Less Distributions:
Distributions from net investment income	(0.10)	(0.13)
Distributions from net realized gain	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.13)
Net Asset Value, End of Period	$3.42	$3.75
Total Return[3]	(6.16)%	11.68%
Ratios to Average Net Assets:
Net expenses	0.85%[4,5]	0.85%[4]
Net investment income	5.22%[4]	4.22%[4]
Expense waiver/reimbursement[6]	0.07%[4]	0.07%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,659	$6,188
Portfolio turnover	18%	18%[7]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to November 30, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.85% for the six months ended May 31, 2018, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $4,349,793 of investment in an affiliated holding (identified cost $640,918,914)		$592,647,890
Cash denominated in foreign currencies (identified cost $11,749)		11,956
Income receivable		6,574,471
Receivable for investments sold		4,771,687
Receivable for shares sold		461,827
TOTAL ASSETS		604,467,831
Liabilities:
Payable for shares redeemed	$1,562,615
Payable for investments purchased	1,212,560
Payable for transfer agent fee	109,306
Payable for portfolio accounting fees	87,729
Payable for custodian fees	78,430
Payable for distribution services fee (Note 5)	50,428
Payable for other service fees (Notes 2 and 5)	44,606
Payable to adviser (Note 5)	13,008
Payable for administrative fee (Note 5)	1,221
Accrued expenses (Note 5)	13,320
TOTAL LIABILITIES		3,173,223
Net assets for 175,980,387 shares outstanding		$601,294,608
Net Assets Consists of:
Paid-in capital		$749,707,401
Net unrealized depreciation		(48,358,723)
Accumulated net realized loss		(101,031,314)
Undistributed net investment income		977,244
TOTAL NET ASSETS		$601,294,608
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($123,816,665 ÷ 36,232,716 shares outstanding), no par value, unlimited shares authorized	$3.42
Offering price per share (100/94.50 of $3.42)	$3.62
Redemption proceeds per share	$3.42
Class C Shares:
Net asset value per share ($75,660,147 ÷ 22,336,082 shares outstanding), no par value, unlimited shares authorized	$3.39
Offering price per share	$3.39
Redemption proceeds per share (99.00/100 of $3.39)	$3.36
Institutional Shares:
Net asset value per share ($396,158,471 ÷ 115,757,478 shares outstanding), no par value, unlimited shares authorized	$3.42
Offering price per share	$3.42
Redemption proceeds per share	$3.42
Class R6 Shares:
Net asset value per share ($5,659,325 ÷ 1,654,111 shares outstanding), no par value, unlimited shares authorized	$3.42
Offering price per share	$3.42
Redemption proceeds per share	$3.42
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Dividends (including $46,142 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $2,216,920)			$21,394,816
Expenses:
Investment adviser fee (Note 5)		$2,657,444
Administrative fee (Note 5)		284,031
Custodian fees		60,921
Transfer agent fees (Note 2)		364,235
Directors'/Trustees' fees (Note 5)		3,465
Auditing fees		16,655
Legal fees		4,158
Distribution services fee (Note 5)		318,348
Other service fees (Notes 2 and 5)		282,279
Portfolio accounting fees		74,605
Share registration costs		41,156
Printing and postage		33,725
Miscellaneous (Note 5)		16,792
TOTAL EXPENSES		4,157,814
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(234,695)
Reimbursement of other operating expenses (Notes 2 and 5)	(291,564)
Reduction of custodian fees (Note 6)	(269)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(526,528)
Net expenses			3,631,286
Net investment income			17,763,530
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments (including net realized loss of $(1,248) on sales of investments in an affiliated holding) and foreign currency transactions			(3,525,181)
Net realized gain on foreign exchange contracts			52,605
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $10 of investments in an affiliated holding)			(57,987,088)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(61,459,664)
Change in net assets resulting from operations			$(43,696,134)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,763,530	$31,487,238
Net realized gain (loss)	(3,472,576)	17,563,715
Net change in unrealized appreciation/depreciation	(57,987,088)	72,477,223
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(43,696,134)	121,528,176
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,732,444)	(6,749,138)
Class C Shares	(1,958,532)	(2,960,252)
Institutional Shares	(13,033,173)	(22,110,300)
Class R6 Shares	(177,780)	(141,500)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,901,929)	(31,961,190)
Share Transactions:
Proceeds from sale of shares	98,542,492	321,134,668
Net asset value of shares issued to shareholders in payment of distributions declared	16,320,732	27,641,216
Cost of shares redeemed	(223,153,897)	(494,704,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(108,290,673)	(145,928,561)
Change in net assets	(170,888,736)	(56,361,575)
Net Assets:
Beginning of period	772,183,344	828,544,919
End of period (including undistributed net investment income of $977,244 and $2,115,643, respectively)	$601,294,608	$772,183,344
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
The Fund's R6 class commenced operations on January 27, 2017.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain
Semi-Annual Shareholder Report

fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $526,528 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
For the six months ended May 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$105,184	$(90,648)
Class C Shares	46,840	(38,098)
Institutional Shares	211,870	(162,818)
Class R6 Shares	341	—
TOTAL	$364,235	$(291,564)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver may be modified or terminated at any time. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$176,163
Class C Shares	106,116
TOTAL	$282,279
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country risk and currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of defaults or terminations. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At May 31, 2018, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $176 and $2,809, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$52,605
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,377,455	$12,310,352	12,431,784	$45,172,962
Shares issued to shareholders in payment of distributions declared	991,612	3,551,715	1,736,950	6,380,611
Shares redeemed	(9,369,206)	(34,218,763)	(30,891,726)	(111,884,183)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,000,139)	$(18,356,696)	(16,722,992)	$(60,330,610)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,255,332	$8,240,459	5,002,722	$18,284,724
Shares issued to shareholders in payment of distributions declared	521,563	1,849,290	760,632	2,776,749
Shares redeemed	(4,523,380)	(16,283,968)	(10,309,690)	(37,192,301)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,746,485)	$(6,194,219)	(4,546,336)	$(16,130,828)
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	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,838,843	$76,787,104	68,794,266	$251,034,267
Shares issued to shareholders in payment of distributions declared	2,992,510	10,757,050	4,972,616	18,342,360
Shares redeemed	(47,105,652)	(171,341,328)	(94,620,363)	(344,978,933)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(23,274,299)	$(83,797,174)	(20,853,481)	$(75,602,306)

	Six Months Ended 5/31/2018		Period Ended 11/30/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	324,031	$1,204,577	1,783,933	$6,642,715
Shares issued to shareholders in payment of distributions declared	45,317	162,677	37,689	141,496
Shares redeemed	(364,245)	(1,309,838)	(172,614)	(649,028)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,103	$57,416	1,649,008	$6,135,183
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(30,015,820)	$(108,290,673)	(40,473,801)	$(145,928,561)
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to November 30, 2017.
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $640,918,914. The net unrealized depreciation of investments for federal tax purposes was $48,271,024. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,433,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $64,704,382.
As of November 30, 2017, the Fund had a capital loss carryforward of $97,371,203 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$31,326,757	$66,044,446	$97,371,203
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the Adviser voluntarily waived $232,695 of its fee and reimbursed $291,564 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $2,000.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$318,348
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $55,592 of fees paid by the Fund. For the six months ended May 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $13,878 in sales charges from the sale of Class A Shares. FSC also retained $1,288 and $8,869 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $2,891 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.85%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended May 31, 2018, the Fund's expenses were reduced by $269 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$121,569,117
Sales	$232,163,363
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. A substantial portion of the Fund's portfolio may be comprised of obligations of the United Kingdom. Securities issued or traded in emerging markets such as the United Kingdom, generally entail greater risks than securities of developed markets. Their prices may be significantly more volatile than prices in developed countries and they may experience more severe downturns than developed economies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Semi-Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
11. Subsequent Event
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$937.20	$5.36
Class C Shares	$1,000	$933.20	$8.96
Institutional Shares	$1,000	$938.30	$4.16
Class R6 Shares	$1,000	$938.40	$4.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.59
Class C Shares	$1,000	$1,015.66	$9.35
Institutional Shares	$1,000	$1,020.64	$4.33
Class R6 Shares	$1,000	$1,020.69	$4.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.11%
Class C Shares	1.86%
Institutional Shares	0.86%
Class R6 Shares	0.85%
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Evaluation and Approval of Advisory Contract–May 2018
Federated International Strategic Value Dividend Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund
Semi-Annual Shareholder Report

and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms
Semi-Annual Shareholder Report

relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
Semi-Annual Shareholder Report

compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors
Semi-Annual Shareholder Report

and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and
Semi-Annual Shareholder Report

distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172388
CUSIP 314172370
CUSIP 314172362
CUSIP 31421N824
40776 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018